Share capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Feb. 24, 2021	Feb. 02, 2021	Jul. 31, 2021	Jul. 31, 2020	Apr. 26, 2021	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Proceeds from issuance of stock			$ 244,059
Share price					$ 1.00
Number of warrants outstanding			523,423,000			582,194,000
Maxim Group L L C [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		29,415,000
Proceeds from issuance of stock		$ 50,000
Proceeds from issuance of stock		$ 46,900
Share price		$ 1.70
Placement fees		$ 3,000
Equity Distribution Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			72,117,042
Commission expense			$ 2,100
Equity Distribution Agreement [Member] | Maxim Group L L C [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance of stock			70,860
Proceeds from issuance of stock			$ 68,600
Equity Distribution Agreement [Member] | Maxim Group L L C [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Aggregate offering price	$ 99,500